RELATED PARTY TRANSACTIONS - Principal and Revenue Agreements (Details) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2023 agreement	Dec. 31, 2023 USD ($) $ / MWh facility $ / MWh	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Disclosure of transactions between related parties [line items]
Management service fee payments | $		$ 205	$ 243	$ 288
Energy marketing fees | $		$ 5	1	8
Number of long-term power purchase agreements amended | agreement	2
Number of facilities, all energy purchased | facility		2
Management service fee | $		$ 205	$ 243	$ 288
Power Purchase Agreement Hydro Pontiac
Disclosure of transactions between related parties [line items]
Power purchase agreement, term		20 years
Brookfield Renewable
Disclosure of transactions between related parties [line items]
Management fee fixed component quarterly | $		$ 5
Capitalization for management fees | $		22,000
Initial capitalization for management fees | $		8,000
Management fee fixed component | $		$ 26
Brookfield Renewable | Power purchase agreement GLPL
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh		100
Average price adjustment fixed rate percent		3.00%
Option to extend a fixed price commitment, per MWh | $ / MWh		60
Brookfield Renewable | Power purchase agreement MPT
Disclosure of transactions between related parties [line items]
Average price per MWh | $ / MWh		127
Average price adjustment fixed rate percent		3.00%
Brookfield Renewable | Power purchase agreement BPUSHA
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		75
Annual increment as % of CPI		40.00%
Maximum annual increment in power purchase agreements		3.00%
Reduction in price per MWh, tranche one | $ / MWh		3
Reduction in price per MWh, tranche two | $ / MWh		5.03
Brookfield Renewable | Power purchase agreement hydro pontiac one
Disclosure of transactions between related parties [line items]
Electricity prices | $ / MWh		68
Annual increment as % of CPI		40.00%